As filed with the Securities and Exchange Commission on January 17, 2014
File No. 333-49241
File No. 811-09174

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	23	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	24	[	X	]

(Check appropriate box or boxes.)

AEGIS VALUE FUND, INC.
(Exact Name of Registrant)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of Principal Executive Office)

Registrant's Telephone Number (703) 528-7788

Mr. Scott L. Barbee
6862 Elm Street, Suite 830
McLean, VA 22101
(Name and Address of Agent for Service)

Copy to:
Paul M. Miller, Esq.
Seward & Kissel LLP
901 K Street, NW
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 23 to the Aegis Value Fund, Inc. (the “Fund”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 22 on Form N-1A filed December 30, 2013.  This PEA No. 23 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 22 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (1933 Act) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean in the Commonwealth of Virginia on January 16, 2014.

AEGIS VALUE FUND, INC.

By: /s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Director	January 16, 2014
Scott L. Barbee	(Principal Executive Officer)

/s/ Sarah Q. Zhang	Secretary, Treasurer	January 16, 2014
Sarah Q. Zhang	(Principal Financial Officer)

Eskander Matta*	Director	January 16, 2014
Eskander Matta

David A. Giannini*	Director	January 16, 2014
David A. Giannini

V. Scott Soler*	Director	January 16, 2014
V. Scott Soler

* By: /s/ Scott L. Barbee
Scott L. Barbee
Attorney-in-Fact pursuant to the Powers of Attorney previously filed and incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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